Note 6 - Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of June 30,
	2024	2025
	US$	US$

Electronic equipment, cost	66	18
Less: accumulated depreciation	(63)	(13)
Electronic equipment, net	3	5